CAPITAL STOCK - Disclosure of detailed information about change in restricted share units outstanding (Details) - Share	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Restricted share units, beginning of period	1,219,500	1,076,000
Vested	(241,750)	(326,500)
Forfeited	(77,750)
Granted	520,000	470,000
Restricted share units, end of period	1,420,000	1,219,500